Group balance sheet - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment		$ 104,719	$ 106,044
Goodwill		12,472	11,960
Intangible assets		9,991	10,200
Investments in joint ventures		12,435	12,400
Investments in associates		7,814	8,201
Other investments		2,189	2,670
Fixed assets		149,620	151,475
Loans		1,942	1,271
Trade and other receivables		1,767	1,092
Derivative financial instruments		9,980	12,841
Prepayments		623	576
Deferred tax assets		4,268	3,908
Defined benefit pension plan surpluses		7,948	9,269
Non-current assets		176,148	180,432
Current assets
Loans		240	315
Inventories		22,819	28,081
Trade and other receivables		31,123	34,010
Derivative financial instruments		12,583	11,554
Prepayments		2,520	2,092
Current tax receivable		837	621
Other investments		843	578
Cash and cash equivalents		33,030	29,195
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		103,995	106,446
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		151	1,242
Current assets		104,146	107,688
Total assets		280,294	288,120
Current liabilities
Trade and other payables		61,155	63,984
Derivative financial instruments		5,250	12,618
Accruals		6,527	6,398
Current lease liabilities		2,650	2,102
Current finance debt		3,284	3,198
Current tax payable		2,732	4,065
Provisions		4,418	6,332
Current liabilities other than liabilities included in disposal groups classified as held for sale		86,016	98,697
Liabilities included in disposal groups classified as held for sale		62	321
Current liabilities		86,078	99,018
Non-current liabilities
Other payables		10,076	10,387
Derivative financial instruments		10,402	13,537
Accruals		1,310	1,233
Non-current lease liabilities		8,471	6,447
Finance debt		48,670	43,746
Deferred tax liabilities		9,617	10,526
Provisions		14,721	14,992
Defined benefit pension plan and other post-retirement benefit plan deficits		5,456	5,244
Non-current liabilities		108,723	106,112
Total liabilities		194,801	205,130
Net assets		85,493	82,990
Equity
bp shareholders’ equity		70,283	67,553
Non-controlling interests		15,210	15,437
Total equity	[1]	$ 85,493	$ 82,990

[1]	See Note 32 for further information.